ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accrued Liabilities Tables Abstract
Accounts payable and accrued liabilities

In Thousands of US Dollars
Description	2019	2018	2017
Accounts payable	$1,629	$808	$2,017
Accrued liabilities:
Payroll related liabilities	225	216	213
Other accrued liabilities	40	50	-
Total accounts payable and accrued liabilities	$1,894	$1,074	$2,230